Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	cik0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

Effective on or about January 25, 2012, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

Supplement Closing	cik0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.